Expense Example	Jul. 27, 2026 USD ($)
T. Rowe Price Floating Rate ETF [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 62
Expense Example, with Redemption, 3 Years	195
Expense Example, with Redemption, 5 Years	340
Expense Example, with Redemption, 10 Years	762
T. Rowe Price Multi-Sector Income ETF [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	38
Expense Example, with Redemption, 3 Years	119
Expense Example, with Redemption, 5 Years	208
Expense Example, with Redemption, 10 Years	468
T. Rowe Price Total Return ETF [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	32
Expense Example, with Redemption, 3 Years	100
Expense Example, with Redemption, 5 Years	174
Expense Example, with Redemption, 10 Years	393
T. Rowe Price U.S. High Yield ETF [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	51
Expense Example, with Redemption, 3 Years	160
Expense Example, with Redemption, 5 Years	280
Expense Example, with Redemption, 10 Years	628
T. Rowe Price Ultra Short-Term Bond ETF [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	17
Expense Example, with Redemption, 3 Years	55
Expense Example, with Redemption, 5 Years	96
Expense Example, with Redemption, 10 Years	$ 217